Fees Summary	Jul. 01, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 203,751,555.50
Previously Paid Amount	0.00
Total Fee Amount	28,138.09
Total Offset Amount	0.00
Net Fee	$ 28,138.09
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A